Investment in Equity Investees (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Apr. 25, 2025	Apr. 24, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment in an Equity Investee
Investment in equity investees	$ 10,865			$ 77,765
SHPL
Investment in an Equity Investee
Investment in equity investees	$ 5,140			$ 77,765	$ 48,411
Divestment of ownership (as a percent)	45.00%	45.00%
Equity interest (as a percent)	5.00%		50.00%
ImageneBio, Inc.
Investment in an Equity Investee
Investment in equity investees	$ 5,725